INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Summary of income taxes recognized in the Combined Statement of Profit or Loss and Other Comprehensive Income

in € thousand	2024	2023	2022
Current income tax (expense) / income	(372)	(1,044)	(2,908)
thereof prior years	(356)	168	(6)
Deferred income tax (expense) / income	1,864	(1,735)	4,832
thereof from temporary differences	5,008	(1,853)	12,693
thereof from tax loss carryforwards	(3,144)	118	(7,861)
Total income tax (expense) / income	1,492	(2,778)	1,924

Summary of reconciliation of expected tax expense and reported tax expense

in € thousand	2024	2023	2022
Income (loss) before income taxes	(85,596)	40,732	1,667
Applicable income tax rate	29.125%	29.125%	29.125%
Expected income tax (expense) / income	24,930	(11,863)	(485)
Tax rate differences	48	891	911
Non-deductible expenses	(105)	(79)	(573)
Tax-free income	1,064	1,263	495
Trade tax deductions	1	(116)	(269)
Trade tax additions	(29)	—	—
Tax effects from prior years	(10)	488	642
Tax effects from withholding tax	(1)	(166)	(370)
Tax effects from capital gains tax	(14)	—	—
Permanent differences	(19,398)	2,912	(8)
Loss utilization of previously not recognized tax loss carryforwards	(410)	—	1,152
Change in valuation allowance from temporary differences and tax loss carryforwards	(4,032)	3,598	927
Non-recognition or utilization of unrecognized interest carryforwards	(555)	333	(957)
Other reconciling items	4	(38)	460
Effective income tax (expense) / benefit	1,492	(2,778)	1,924
Effective tax rate in %	1.74%	6.82%	(115.46)%

Summary of deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition on the financial statement line items and deferred tax assets not recognized

	2024		2023
in € thousand	DTA	DTL	DTA	DTL
Intangible assets	1,775	(4,181)	1,843	(4,193)
Property, plant and equipment including right-of-use assets	55	(2,279)	155	(2,542)
Financial assets	64	(17)	1,630	(235)
Non-current assets	1,893	(6,477)	3,628	(6,970)
Inventories	2,492	—	220	(598)
Trade receivables and other receivables	165	(327)	149	(3,985)
Other current assets	4	—	—	(956)
Cash and cash equivalents	—	(276)	13	(44)
Current assets	2,660	(669)	382	(5,584)
Non-current financial liabilities	—	(5)	17	(7,433)
Provisions for pensions	84	—	140	(67)
Non-current provisions	—	(158)	60	(257)
Non-current lease liabilities	2,326	—	2,596	—
Others	1	(129)	—	—
Non-current liabilities	2,411	(292)	2,813	(7,757)
Current financial liabilities	983	—	3,803	(575)
Current contract liabilities	105	(2,293)	1,525	—
Trade payables and other liabilities	278	(22)	1,600	(665)
Other current liabilities	1,244	—	1,104	(30)
Current lease liabilities	226	—	210	—
Current provisions	0	(1,909)	230	(1,727)
Current liabilities	2,836	(4,224)	8,472	(2,998)
Tax loss carryforwards (CIT)	1,857	—	3,408	—
Tax loss carryforwards (Trade tax)	1,168	—	2,759	—
Tax loss carryforwards (Other income tax)	2	—	—	—
Deferred taxes (before offsetting)	12,828	(11,662)	21,463	(23,308)
Offsetting	(10,144)	10,144	(18,920)	18,920
Deferred taxes (after offsetting)	2,684	(1,518)	2,543	(4,388)
of which recognized in P/L	—	1,864	—	(1,735)
of which recognized in OCI	—	13	—	(7)
of which recognized in Equity	—	1,031	—	(52,923)
of which currency translation adjustments	—	104	—	(194)

	2024	2023	2022
in € thousand	Tax Base	Tax Base	Tax Base
Deductible temporary differences	22,730	41,498	34,149
Tax loss carryforwards (CIT)	124,018	91,405	108,229
Tax loss carryforwards (Trade tax)	88,897	49,147	65,308
Interest carryforwards	36,927	35,229	36,956

Summary of maturities of the tax loss carryforwards for which no deferred tax assets were recognized

	2024	2023	2022
in € thousand	Tax Base	Tax Base	Tax Base
Up to 5 years	3,646	2,685	5,107
Up to 10 years	4,688	1,772	1,064
Up to 15 years	2,348	4,508	5,187
Unlimited	239,160	131,586	162,177